Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net Of Tax [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 138	$ 101,041	$ (19,371)	$ (1,672)	$ 55,789	$ 6,459	$ 681	$ 143,065
Comprehensive results:
Net income					12,012		(347)	11,665
Other comprehensive results, net						15,954		15,954
Reclassification adjustment						245		245
Total comprehensive results					12,012	16,199	(347)	27,864
Cash dividends					(4,766)			(4,766)
Purchase of treasury stock, at cost			(2,932)					(2,932)
Reissuance of treasury stock for stock option exercises			2,001		(1,375)			626
Compensation expense on ESOP		234		858				1,092
Additional ESOP shares purchased		(123)						(123)
Tax effect of compensatory stock options		166						166
Effect of compensation expense for stock options		218						218
Capital disbursement for noncontrolling interest							(493)	(493)
Accrued compensation expense MRP		35						35
Balance at Dec. 31, 2009	138	101,571	(20,302)	(814)	61,660	22,658	(159)	164,752
Comprehensive results:
Net income					14,231		433	14,664
Other comprehensive results, net						(8,142)		(8,142)
Reclassification adjustment						818		818
Total comprehensive results					14,231	(7,324)	433	7,340
Cash dividends					(4,793)			(4,793)
Purchase of treasury stock, at cost			(1,143)					(1,143)
Reissuance of treasury stock for stock option exercises			1,033		(493)			540
Compensation expense on ESOP		383		814				1,197
Additional ESOP shares purchased		(189)						(189)
Tax effect of compensatory stock options		74						74
Effect of compensation expense for stock options		355						355
Capital disbursement for noncontrolling interest							(815)	(815)
Accrued compensation expense MRP		35						35
Balance at Dec. 31, 2010	138	102,229	(20,412)		70,605	15,334	(541)	167,353
Comprehensive results:
Net income					14,910		911	15,821
Other comprehensive results, net						5,889		5,889
Reclassification adjustment						(319)		(319)
Total comprehensive results					14,910	5,570	911	21,391
Cash dividends					(5,521)			(5,521)
Six for five stock split, payment in lieu of fractional shares	25	(33)						(8)
Purchase of treasury stock, at cost			(4,754)					(4,754)
Reissuance of treasury stock for stock option exercises			1,389		(612)			777
Compensation expense on ESOP		493		816				1,309
Additional ESOP shares purchased		(504)						(504)
Tax effect of compensatory stock options		55						55
Effect of compensation expense for stock options		380						380
Purchase of treasury stock for ESOP shares			4,151	(5,000)	849
Unvested shares in MRP		47	89					136
Capital disbursement for noncontrolling interest							(1,539)	(1,539)
Accrued compensation expense MRP
Balance at Dec. 31, 2011	$ 163	$ 102,667	$ (19,537)	$ (4,184)	$ 80,231	$ 20,904	$ (1,169)	$ 179,075